UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

110 Sixteenth Street, Suite 1400, Denver, Colorado, 80202
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2009

Date of reporting period: 07/01/2008 - 06/30/2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant´s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

.
Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed By	Cast its Vote (Yes or No)	How Cast its Vote (Yes, No or Abstain)	Cast its Vote For or Against Management
Network Appliance, Inc.	NTAP 64100D104	09/02/2008	1. Directors Recommend
2. To approve amendment to the 1999 stock option plan to allow the company to grant equity awards to the company´s non-employee directors under all equity programs.
3. To approve the company´s amended 1999 plan to increase the share reserve by an additional shares of common stock.
4. To approve an amendment to the company´s employee stock purchase plan.
			5. To ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For
Integrated Device Technology, Inc.	IDTI 458118106	09/12/2008	1. Directors Recommend
2. Approval of the amendment to the company´s 2004 equity plan to increase the shares reserved.
			3. Ratification of selection of PricewaterhouseCoopers LLP as the company´s independent registered public accounting firm.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Kansas City Southern	KSU 485170302	10/7/2008	To approve the Kansas city southern 2008 stock option and performance award plan	Issuer	Yes	For	For
Cisco Systems, Inc.	CSCO 17275R102	11/13/2008	1. Directors Recommend
2.To Ratify the appointment of PricewaterhouseCoopers LLP as the company´s independent registered public accounting firm.
3. Proposal submitted by a shareholder to amend the company´s bylaws to establish a board committee on human rights.
			4. Proposal submitted by a shareholder requesting that the board to publish a report to shareholders within six moths providing a summarized listing and assessment of concrete steps Cisco could reasonable take to reduce the likelihood that its business practices might enable or encourage the violation of human rights.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For Abstain Abstain	For For Against Against
Time Warner Inc.	TWX 887317105	01/16/2009	(A) Authorized the board to effect prior to 12/31/09, a reverse stock split of outstanding and treasury common stock to Time Warner, a revere stock split ratio of either 1 for 2 or 1 for 3 and (B) Approve amendment to the company´s restated certificate of incorporation in the relevant from attached to proxy statement to effect the reverse stock slit and so on.	Issuer	Yes	For	For
Oshkosh Corporation	OSK 688239201	02/03/2009	1. Directors Recommend
2. Approval of the 2009 incentive stock and awards plan
3. Ratification of the appointment of Deloitte & Touche LLP as the company´s independent registered public accounting firm.
			4. Shareholder proposal, if properly presented, requesting the company to reincorporate in North Dakota.	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For Against	For For For For
Fair Isaac Corporation	FIC 303250104	02/03/2009	1. Directors Recommend 2. To ratify the appointment of Deloitte & Touche LLP as independent auditors.	Issuer Issuer	Yes Yes	For For	For For
Hewlett-Packard	HPQ 428236103	03/18/2009	1. Election of Directors 2. To ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2009	Issuer Issuer	Yes Yes	For For	For For
Applied Materials, Inc.	AMAT 38222105	03/10/2009	1. Election of Directors
2. To approve amendments to the certificate of incorporation that eliminate supermajority voting provisions.
			3. To ratify the appointment of KPMG LLP as applies materials´ independent registered public accounting firm for Fiscal year 2009	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Texas Instruments Incorp.	TXN 882508104	04/16/2009	1. Election of Directors
2. Board proposal to ratify the appointment of Earnst & Young LLP as the independent registered public accounting firm for 2009.
3. Board proposal to approve a Texas Instruments 2009 long-term incentive plan.
4. Board proposal to approve a Texas Instruments 2009 director compensation plan.
			5. Stockholder proposal regarding separation of roles of chairman and CEO.	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For Against Against	For For For Against For
General Electric Company	GE 369604103	04/22/2009	A. Election of Directors
B. Ratification of KPMG
C1. Cumulative voting
C2. Executive compensation advisory vote
C3. Independent study regarding breaking up GE
C4. Dividend policy
			C5. shareholder vote on Golden Parachutes	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For Against Against Against Against Against	For For For For For For For
Kansas City Southern	KSU 485170302	05/07/2009	1. Election of Directors
2. Ratification of the audit committee´s selection of KPMG LLP as our independent registered public accounting firm
			3. Approval of the Kansas City Southern 2009 employee stock purchases plan.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Central European Distribution Corp.	CEDC 153435102	04/30/2009	1. Election of Directors 2. Ratification of appointment of Price water house Coopers as the Company´s independent registered public accounting firm	Issuer Issuer	Yes Yes	For For	For For
Intel Corp.	INTC 458140100	05/22/2009	1. Election of Directors
2. Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm
3. Amendment and extension of the 2006 equity incentive plan.
4. Approval of an employee stock option exchange program
5. Advisory vote on executive compensation
6. Stockholder proposal: cumulative voting
			7. Stockholder proposal: human right to water	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For For Against Against	For For For For For For For
Amgen Inc.	AMGN 31162100	05/06/2009	1. Election of Directors 2. To ratify the selection of Ernst & Young LLP as the company´s independent registered public accountants for fiscal year
3. To approve the proposed 2009 equity incentive plan, which authorizes the issuance of 100,000,000 shares
4. To approve the proposed amendment to our restated certificate of incorporation, as amended, which reduces 66-2/3% voting requirement to a simple majority voting requirement.
5A. Stockholder proposal #1
			5B. Stockholder proposal #2	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For Against Against	For For For For For For
Cephalon, Inc.	CEPH 156708109	05/12/2009	1. Election of Directors
2. Approval of amendment to the 2004 equity compensation plan increasing the number of shares of common stock authorized for issuance
			3. Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accountants	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Thomas & Betts Corpoation	TNB 884315102	5/6/2009	1. Election of Directors 2. Ratification of appointment of independent registered public accounting firm.	Issuer Issuer	Yes Yes	For For	For For
Netapp, Inc.	NTAP 64110D104	4/21/2009	To approve a proposal to allow the company to conduct a one-time stock option exchange program and an amendment to the 1999 stock option plan and other equity plans to facilitate the stock option exchange.	Issuer	Yes	For	For
AXA Financial	AXA 54536107	04/30/2009	1. Approval of the Co´s financial statements for 2008 - parent only
2. Approval of the consolidated financial statements for 2008
3. Earnings appropriation and declaration of a dividend of 0.40 per share
4. Approval of a special report on regulated agreement.
5 .to 8. Re-appointment of several people to the supervisory board
9. Appointment of Mr. Ramon De Oliveira to serve as member of the supervisory board
10. Authorization granted to the management board to purchase the company´s shares
11. 12. 13. and 16. 17. 23. 24. 25. Delegation of authority to the management board in order to increase the different plans
14. 15. 20. 21. 22. Authorization granted to the management board in order to get different plans.
18. 19. Delegation of authority to the management board in order to issue the different plans.
26. Amendments of the bylaws to include preferred shares
			27. Authorization to comply with all formal requirements in connection with this meeting	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	Abstain Abstain Abstain Abstain Abstain Abstain Abstain For For For For For	Against Against Against Against Against Against Against For For For For For
Teradyne, Inc.	TER 880770102	05/28/2009	1. Election of Directors
2. To approve an amendment to the 2006 equity and cash compensation.
3. To Approve an amendment to the 1996 employee stock purchase plan.
4. To ratify the selection of Pricewaterhousecoopers LLP as independent auditors
				Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Time Warner Inc.	TWX 887317303	05/28/2009	1. Election of Directors
2. Ratification of appointment of independent auditors
3. Company proposal to approve the Time Warner Inc. annual incentive plan for executive officers.
4. Stockholder proposal regarding cumulative voting
5. Stockholder proposal regarding special stockholder meetings.
			6. Stockholder proposal regarding advisory resolution to ratify compensation of named executive officers	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For Against Against Against	For For For For For For
Time Warner Cable Inc.	TWC 88732J207	06/03/2009	1. Election of Directors 2. Ratification of auditors	Issuer Issuer	Yes Yes	For For	For For
Novellus Systems, Inc.	NVLS 670008101	05/12/2009	1. Election of Directors
2. Proposal to ratify and approve an amendment and restatement of the company´s 2001 stock incentive plans
3. Proposal to ratify and approve an amendment to the company´s amended and restated 1992 employee stock purchase plan
4. Proposal to reapprove the company´s senior executive bones plan, pursuant to the requirements of section 162 (M) of the internal revenue code of 1986, as amended.
			5. Proposal to ratify and approve the appointment of Ernst & Young LLP as the independent registered public accounting	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For For For	For For For For For

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Growth Fund, Inc.

By: /s/ Robert Brody
Robert Brody
President
Date: 07/23/2010